UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:

The Royce Fund
1414 Avenue of the Americas
New York, NY 10019

2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):/   /

Pennsylvania Mutual Fund
Investment Class
Consultant Class
Service Class
R Class

Royce Micro-Cap Fund
Investment Class
Consultant Class
Service Class

Royce Premier Fund
Investment Class
Consultant Class
Institutional Class
Service Class
W Class

Royce Low-Priced Stock Fund
Institutional Class
Service Class
Investment Class
R Class

Royce Total Return Fund
Investment Class
Consultant Class
Institutional Class
Service Class
W Class
R Class

Royce Heritage Fund
Consultant Class
Service Class
Investment Class

Royce Opportunity Fund
Investment Class
Consultant Class
Institutional Class
Service Class
R Class

Royce Special Equity Fund
Investment Class
Consultant Class
Institutional Class
Service Class

Royce Value Fund
Consultant Class
Institutional Class
Service Class
Investment Class
R Class

Royce Value Plus Fund
Consultant Class
Institutional Class
Service Class
Investment Class
R Class

Royce Technology Value Fund
Service Class

Royce 100 Fund
Service Class
Investment Class

Royce Discovery Fund
Service Class

Royce Financial Services Fund
Service Class

Royce Dividend Value Fund
Service Class
Investment Class

Royce Select Fund I
Investment Class

Royce Select Fund II
Investment Class

Royce Global Select Fund
Investment Class

Royce Global Value Fund
Service Class

Royce European Smaller-Companies Fund
Service Class

Royce SMid-Cap Value Fund
Service Class

Royce SMid-Cap Select Fund
Investment Class

3.	Investment Company Act File Number: 811-3599

Securities Act File Number: 2-80348

4(a).	Last day of fiscal year for which this Form is filed: December 31, 2007

4(b).	/ / Check box if this Form is being filed late (i.e. more than 90 days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	/ / Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the		$11,039,352,639
	fiscal year pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or
	repurchased during the fiscal year:	$7,714,247,430

(iii)	Aggregate price of securities redeemed or
	repurchased during any prior fiscal year ending no
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:	$ -

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):		$7,714,247,430

(v)	Net sales -- if Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:		$3,325,105,209

(vi)	Redemption credits available for use in future years	$ -
	-- if Item 5(i) is less than Item 5(iv) [subtract Item
	5(iv) from Item 5(i):

(vii)	Multiplier for determining registration fee (See
	Instruction C.9):		x .00003930

(viii)	Registration fee due [multiply Item 5(v) by Item	=	$ 130,676.63
	5(vii)] (enter "0" if no fee is due):

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: :             . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here:             .

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -

8.	Total of the amount of the registration fee due plus any interest due [line 5(vii) plus line 7]:
$ 130,676.63

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
Method of Delivery:
/ X / Wire Transfer
/ / Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*	/s/ Dani Eng
Dani Eng, Assistant Secretary

Date March 18, 2008

                *Please print the name and title of the signing officer below the signature.